DEFINED BENEFIT PENSION PLANS - Fair values of our pension plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	$ 430.5	$ 378.1	$ 333.2	$ 350.9
Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	4.8	5.8
Fixed income funds
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	172.1	142.7
Equity funds
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	178.2	156.5
Real estate
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	30.3	29.0
Other
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	45.1	44.1
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	5.8	6.8
Fair Value, Inputs, Level 1 [Member] | Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	4.7	5.7
Fair Value, Inputs, Level 1 [Member] | Fixed income funds
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	1.0	0.9
Fair Value, Inputs, Level 1 [Member] | Equity funds
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	0.1	0.2
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	382.5	332.3
Fair Value, Inputs, Level 2 [Member] | Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	0.1	0.1
Fair Value, Inputs, Level 2 [Member] | Fixed income funds
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	171.1	141.8
Fair Value, Inputs, Level 2 [Member] | Equity funds
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	178.1	156.3
Fair Value, Inputs, Level 2 [Member] | Real estate
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	30.3	29.0
Fair Value, Inputs, Level 2 [Member] | Other
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	2.9	5.1
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	42.2	39.0	$ 40.5
Fair Value, Inputs, Level 3 [Member] | Other
Defined Benefit Plan, Plan Assets, Category [Line Items]
Pension plan assets	$ 42.2	$ 39.0